Deferred Compensation and Retirement Plans - Schedule of Changes in ECAP Liability (Details) - ECAP - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balance, beginning of year	$ 210,606	$ 204,537
Employee contributions	7,724	9,212
Amortization of employer contributions	5,739	6,031
Gain on investment	31,087	16,585	$ 29,500
Employee distributions	(28,080)	(25,513)
Exchange rate fluctuations	95	(246)
Balance, end of year	227,171	210,606	$ 204,537
Less: current portion	(12,928)	(11,733)
Non-current portion	$ 214,243	$ 198,873